INVENTORY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
INVENTORY [Abstract]
Raw Materials	$ 6,368	$ 10,268
Work in Progress	696	649
Finished Goods	20,748	19,511
Total Production Inventory	1,400	1,394
Inventory held for customer service/warranty	2,604	2,294
Total Inventory	30,416	32,722
Cost of sales	79,348	104,376
Inventory included in cost of sales	74,327	99,856
Freight, warranty, and other direct costs included in costs of sales	5,021	4,520
Inventory impairment	1,078	3,443
Inventory Included in cost of goods sold	3,283	3,819
Inventory overheads	$ 1,400	$ 1,394